Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

	December 31
	2019	2020
	US$ thousands

Machinery and equipment	13,374	15,494
Office furniture and equipment	924	991
Leasehold improvements	2,528	2,884

Property, plant and equipment	16,826	19,369

Accumulated depreciation	(13,252)	(15,259)

Property, Plant and equipment, net	3,574	4,110